Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 7,390,869	¥ 5,032,178
Trading account assets measured at fair value under fair value option	20,453,438	18,231,238
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	3,209,901	2,877,061
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	105,025	105,029
Held-to-maturity debt securities, Fair value	3,304,908	3,939,143
Equity securities pledged that secured parties are permitted to sell or repledge	1,006	1,532
Equity securities measured at fair value	5,950,105	5,866,846
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	192,930	204,488
Allowance for credit losses	13,466	14,741
Due to trust account and other short-term borrowings measured at fair value under fair value option	34,313	196,113
Long-term debt measured at fair value under fair value option	¥ 499,929	¥ 402,823
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	13,581,995,120	13,581,995,120
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	742,541,406	737,282,154